Trade receivables - Summary of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Allowance for expected credit losses	R$ (188,072)	R$ (151,114)	R$ (111,969)	R$ (89,173)
Total	2,708,540	1,834,353
Current	2,667,057	1,794,602
Non-current	41,483	39,751
Brazil
Disclosure of operating segments [line items]
Trade receivables	2,525,845	1,639,637
Colombia
Disclosure of operating segments [line items]
Trade receivables	R$ 370,767	R$ 345,830